---------------------------
                                                 [      OMB APPROVAL       ]
                                                 [-------------------------]
                                                 [OMB Number:     3235-0006]
                                                 [Expires:  August 31, 2012]
                                                 [Estimated average burden ]
                                                 [hours per response...23.5]
                                                 ---------------------------



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Angelo, Gordon & Co., L.P.
Address:  245 Park Avenue, 26th Floor
          New York, New York 10167

Form 13F File Number:     028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kirk P. Wickman
Title:      Chief Administrative Officer
Phone:      212-692-2010

Signature, Place, and Date of Signing:

/s/ Kirk P. Wickman        New York, New York               November 14, 2011
--------------------       ------------------              -------------------
   [Signature]               [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        0
                                                 ----------

Form 13F Information Table Entry Total:                  62
                                                 ----------

Form 13F Information Table Value Total:            $841,298
                                                 ----------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          -----------------------       -------

     None.

                                                   Angelo, Gordon & Co., L.P.
                                                   Form 13F Information Table
                                                Quarter ended September 30, 2011



    COLUMN 1               COLUMN 2           COLUMN 3   COLUMN 4           COLUMN 5      COLUMN 6 COLUMN 7     COLUMN 8
                                                          VALUE       SHRS or    SH/  PUT/  INV.   OTHR     VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS        CUSIP    (x$1000)     PRN AMT    PRN  CALL  DISC.  MGRS    SOLE    SHARED NONE
------------------------  ---------------     ---------  --------   -----------  ---  ----  -----  ---- ---------- ------ ----
AG MTG INVT TR INC        COM                 001228105  $  7,480       400,000  SH         SOLE           400,000
                          NOTE 6.250%
AMR CORP                  10/15/2014          001765BC9  $  3,559     6,000,000  PRN        SOLE         6,000,000
ATP OIL & GAS CORP        COM                 00208J108  $    556        72,100  SH         SOLE            72,100
                          NOTE 5.250%
AIRTRAN HOLDINGS INC      11/01/2016          00949PAD0  $ 33,396    26,134,000  PRN        SOLE        26,134,000
ALLIANCE DATA SYSTEMS     NOTE 4.750%
CORP                      5/15/2014           018581AC2  $ 22,475    11,000,000  PRN        SOLE        11,000,000
                          SDCV 2.250%
BEST BUY INC              1/15/2022           086516AF8  $ 31,222    31,300,000  PRN        SOLE        31,300,000
BJS WHOLESALE CLUB INC    COM                 05548J106  $  1,281        25,000  SH   CALL  SOLE            25,000
CHESAPEAKE ENERGY CORP    COM                 165167107  $  5,110       200,000  SH   PUT   SOLE           200,000
                          NOTE 2.875%
CMS ENERGY CORP           12/01/2024          125896AW0  $ 19,502    12,500,000  PRN        SOLE        12,500,000
                          DBCV 7.000%
CNO FINL GROUP INC        12/30/2016          12621EAC7  $  7,421     6,102,000  PRN        SOLE         6,102,000
                          DBCV 7.000%12/30/
CNO FINL GROUP INC        2016                12621EAE3  $  1,726     1,419,000  PRN        SOLE         1,419,000
CINEDIGM DIGITAL CINEMA
CORP                      COM                 172407108  $  1,476     1,240,309  SH         SOLE         1,240,309
CYCLACEL PHARMACEUTICALS
INC                       PFD CONV EX 6%      23254L207  $    588       196,000  SH         SOLE           196,000
                          NOTE 2.875%
DENDREON CORP             1/15/2016  `        24823QAC1  $ 12,280    17,000,000  PRN        SOLE        17,000,000
DOLLAR THRIFTY
AUTOMOTIVE GP             COM                 256743105  $  4,414        78,400  SH         SOLE            78,400
DOLLAR THRIFTY
AUTOMOTIVE GP             COM                 256743105  $  1,408        25,000  SH   CALL  SOLE            25,000
                          NOTE 5.000%
DRYSHIPS INC              12/01/2014          262498AB4  $  9,190    14,568,000  PRN        SOLE        14,568,000
ENERGY CONVERSION         NOTE 3.000%
DEVICES INC               6/15/2013           292659AA7  $ 25,718    53,579,000  PRN        SOLE        53,579,000
FAIRPOINT
COMMUNICATIONS INC        COM NEW             305560302  $ 22,052     5,128,325  SH         SOLE         5,128,325
                          NOTE 4.250%
FORD MOTOR CO DEL         11/15/2016          345370CN8  $  3,690     2,814,000  PRN        SOLE         2,814,000
                          SDCV 4.062%
GENCORP INC               12/31/2039          368682AN0  $  8,055     9,505,000  PRN        SOLE         9,505,000
HARVEST NATURAL           NOTE 8.250%
RESOURCES INC             3/01/2013           41754VAA1  $  9,765     6,300,000  PRN        SOLE         6,300,000
HERTZ GLOBAL HOLDINGS     NOTE 5.250%
INC                       6/01/2014           42805TAA3  $ 39,774    30,700,000  PRN        SOLE        30,700,000
HERTZ GLOBAL HOLDINGS
INC                       COM                 42805T105  $    190        21,400  SH   PUT   SOLE            21,400
                          NOTE 4.750%
INCYTE CORP               10/01/2015          45337CAJ1  $ 26,055    14,700,000  PRN        SOLE        14,700,000
                          DBCV 6.750%
JETBLUE AIRWAYS CORP      10/15/2039          477143AF8  $  5,203     4,603,000  PRN        SOLE         4,603,000
                          DBCV 6.750%
JETBLUE AIRWAYS CORP      10/15/2039          477143AG6  $  3,389     2,871,000  PRN        SOLE         2,871,000
                          NOTE 4.000%
JINKOSOLAR HLDG CO LTD    5/15/2016           47759TAA8  $  3,405    10,500,000  PRN        SOLE        10,500,000
L-3 COMMUNICATIONS        DEBT 3.000%
CORP                      8/01/2035           502413AW7  $ 43,698    46,000,000  PRN        SOLE        46,000,000
                          DEB 3.125%
LIBERTY MEDIA CORP NEW    3/30/2023           530718AF2  $ 15,212    14,000,000  PRN        SOLE        14,000,000
                          NOTE 3.375%
MF GLOBAL HLDGS LTD       8/01/2018           55277JAB4  $ 11,807    15,000,000  PRN        SOLE        15,000,000
                          NOTE 3.250%
MASSEY ENERGY CO          8/01/2015           576203AJ2  $  6,221     7,000,000  PRN        SOLE         7,000,000
MCMORAN EXPLORATION CO    COM                 582411104  $  1,490       150,000  SH   PUT   SOLE           150,000
METLIFE INC               UNIT 99/99/9999     59156R116  $ 34,531       610,000  SH         SOLE           610,000
MOLYCORP INC DEL          PFD CONV SER A      608753208  $  9,400       137,500  SH         SOLE           137,500
MOTOROLA MOBILITY
HLDGS INC                 COM                 620097105  $ 15,112       400,000  SH         SOLE           400,000
MOTOROLA MOBILITY
HLDGS INC                 COM                 620097105  $  4,156       110,000  SH   CALL  SOLE           110,000
                          NOTE 3.750%
MYLAN INC                 9/15/2015           628530AJ6  $  5,060     3,500,000  PRN        SOLE         3,500,000
NALCO HOLDING COMPANY     COM                 62985Q101  $  2,624   75,000.0000  SH         SOLE       75,000.0000
NATIONAL RETAIL           NOTE 3.950%
PROPERTIES INC            9/15/2026           637417AA4  $ 26,594    23,500,000  PRN        SOLE        23,500,000
                          NOTE 1.750%
NETAPP INC                6/01/2013           64110DAB0  $ 17,648    14,500,000  PRN        SOLE        14,500,000
OMNICOM GROUP INC         COM                 681919106  $  6,510       176,700  SH         SOLE           176,700
                          NOTE 2.875%
PDL BIOPHARMA INC         2/15/2015           69329YAA2  $ 13,266    13,300,000  PRN        SOLE        13,300,000
                          NOTE 7.000%
PULSE ELECTRONICS CORP    12/15/2014          74586WAA4  $  6,442     7,400,000  PRN        SOLE         7,400,000
QUAD / GRAPHICS INC       COM CL A            747301109  $ 51,358     2,842,163  SH         SOLE         2,842,163
RAMCO-GERSHENSON
PPTYS TR                  PERP PFD-D CV       751452608  $  2,103        55,700  SH         SOLE            55,700
SANOFI                    RIGHT 12/31/2020    80105N113  $  4,028     3,800,000  SH         SOLE         3,800,000
                          SDCV 3.750%
SCHOOL SPECIALTY INC      11/30/2026          807863AM7  $  7,570     8,500,000  PRN        SOLE         8,500,000
SOLARFUN POWER            NOTE 3.500%
HOLDINGS CO LTD           1/15/2018           83415UAB4  $  9,794    18,000,000  PRN        SOLE        18,000,000
STANLEY BLACK & DECKER
INC                       COM                 854502101  $  6,098       124,200  SH         SOLE           124,200
SYMANTEC CORP             COM                 871503108  $ 11,516       706,500  SH         SOLE           706,500
                          NOTE 2.625%
TRIUMPH GROUP INC NEW     10/01/2026          896818AB7  $ 36,099    20,200,000  PRN        SOLE        20,200,000
                          NOTE 6.000%
UAL CORP                  10/15/2029          902549AJ3  $ 43,351    18,270,000  PRN        SOLE        18,270,000
UNITED STATES STL CORP    NOTE 4.000%
NEW                       5/15/2014           912909AE8  $  9,730     9,300,000  PRN        SOLE         9,300,000
VARIAN SEMICONDUCTOR
EQUIPMNT                  COM                 922207105  $    540       200,000  SH         SOLE           200,000
VARIAN SEMICONDUCTOR
EQUIPMNT                  COM                 922207105  $  8,133       133,000  SH   CALL  SOLE           133,000
                          NOTE 6.500%
VIRGIN MEDIA INC          11/15/2016          92769LAB7  $ 73,761    48,895,000  PRN        SOLE        48,895,000
                          DBCV 6.000%
WESCO INTL INC            9/15/2029           95082PAH8  $ 12,256     8,737,000  PRN        SOLE         8,737,000
WEST PHARMACEUTICAL       SDCV 4.000%
SVSC INC                  3/15/2047           955306AA3  $ 18,178    21,450,000  PRN        SOLE        21,450,000
                          NOTE 5.750%
WESTERN REFNG INC         6/15/2014           959319AC8  $ 15,667    11,500,000  PRN        SOLE        11,500,000
WHITING PETE CORP NEW     PERP PFD CONV       966387201  $    487         2,807  SH         SOLE             2,807
ZIONS BANCORPORATION      *W EXP 05/22/202    989701115  $    480       200,000  SH         SOLE           200,000

Total Fair Market Value
(in thousands)                                Total      $841,298
